Capital and financing transactions - Additional Information (Detail) - CAD ($) $ in Billions	Jun. 18, 2024	Jul. 03, 2024
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings interest rate		2.836%
Redemption of subordinated debentures		$ 1.5
Redemption amount as a percentage of principal		100.00%
August 1, 2034 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Debt instrument coupon interest rate percentage	3.07%
August 1, 2034 [member] | Fixed interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dated subordinated liabilities	$ 1.0
Borrowings interest rate	4.95%
Borrowings maturity	August 1, 2034
Subordinate debenture terms of payment	Interest on such Debentures at the rate of 4.95% per annum will be payable in equal (subject to a long first coupon) semi-annual payments in arrears on February 1 and August 1 in each year, commencing February 1, 2025, and continuing until August 1, 2029, and thereafter payable quarterly to, but excluding, August 1, 2034, at Daily Compounded CORRA plus 1.55%. The initial interest payment (long first coupon), payable on February 1, 2025, will be $30.71712329 per $1,000 principal amount of Debentures.
August 1, 2034 [member] | Daily compound CORRA [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings interest rate	1.55%